Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Feb. 28, 2015
Equity [Abstract]
Components of Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss) are as follows:

	As at
	February 28, 2015	March 1, 2014	March 2, 2013
Accumulated net unrealized gains on available-for-sale investments	$3	$1	$2
Accumulated net unrealized losses on derivative instruments designated as cash flow hedges, net of tax	(26)	(9)	(6)
Accumulated other comprehensive loss	$(23)	$(8)	$(4)

Reclassification out of Accumulated Other Comprehensive Income
The effects on net income of amounts reclassified from AOCI into income by component for the year ended February 28, 2015 were as follows:

Location of loss reclassified from AOCI into income	Gains and Losses on Cash Flow Hedges	Gains and Losses on Available-for-Sale Securities	Total
Selling, marketing and administration	(9)	—	(9)
Research and development	(4)	—	(4)
Cost of sales	(2)	—	(2)
Recovery of income taxes	2	—	2
Total amount reclassified into income, net of tax	$(13)	$—	$(13)